UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	July 16, 2010

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	50
Form 13F Information Table Value Total:	$128,652

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105     1182    14959 SH       SOLE                    14959
ABBOTT LABORATORIES            COM              002824100     4322    92399 SH       SOLE                    92399
APPLE COMPUTER                 COM              037833100      546     2170 SH       SOLE                     2170
AT&T                           COM              00206R102     3636   150308 SH       SOLE                   150308
AUTO DESK                      COM              052769106      443    18185 SH       SOLE                    18185
BANK OF AMERICA                COM              060505104      398    27695 SH       SOLE                    27695
CHARLES SCHWAB                 COM              808513105     3379   238328 SH       SOLE                   238328
CHEVRONTEXACO                  COM              166751107      699    10305 SH       SOLE                    10305
CISCO SYSTEMS                  COM              17275R102     3986   187029 SH       SOLE                   187029
CITRIX SYSTEMS                 COM              177376100     3621    85737 SH       SOLE                    85737
COCA COLA                      COM              191216100     2219    44267 SH       SOLE                    44267
CULLEN FROST BANKERS           COM              229899109     3781    73560 SH       SOLE                    73560
CVS CAREMARK                   COM              126650100     3652   124571 SH       SOLE                   124571
ELECTRONIC ARTS                COM              285512109     3171   220175 SH       SOLE                   220175
EMC                            COM              268648102     4713   257540 SH       SOLE                   257540
EXXON MOBIL                    COM              302290101     4070    71322 SH       SOLE                    71322
FOREST OIL                     COM              346091606     4644   169725 SH       SOLE                   169725
GENERAL ELECTRIC               COM              369604103     4141   287186 SH       SOLE                   287186
HALLIBURTON                    COM              406216101      226     9194 SH       SOLE                     9194
HOSPIRA                        COM              441060100     4969    86485 SH       SOLE                    86485
ILLINOIS TOOL WORKS            COM              452308109     3353    81234 SH       SOLE                    81234
INTEL                          COM              458140100     4148   213274 SH       SOLE                   213274
INTERNATIONAL BUSINESS MACHINE COM              459200101      653     5285 SH       SOLE                     5285
JACOBS ENGINEERING             COM              469814107     3612    99135 SH       SOLE                    99135
JOHNSON CONTROLS               COM              478366107     4316   160638 SH       SOLE                   160638
KIMBERLY CLARK                 COM              494368103      896    14775 SH       SOLE                    14775
LAZARD LTD-CL A                COM              021260622     3125   117004 SH       SOLE                   117004
MEDTRONIC                      COM              585055106     3798   104702 SH       SOLE                   104702
MICROSOFT                      COM              594918104     3793   164821 SH       SOLE                   164821
MONSANTO                       COM              61166W101     2566    55513 SH       SOLE                    55513
NIKE CLASS B                   COM              654106103     4053    59997 SH       SOLE                    59997
NMC                            COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO                        COM              713448108      389     6383 SH       SOLE                     6383
POWER-ONE, INC.                COM              73930R102       89    13225 SH       SOLE                    13225
PROCTER & GAMBLE               COM              742718109      242     4032 SH       SOLE                     4032
REGIONS FINANCIAL              COM              7591EP100     2662   404565 SH       SOLE                   404565
SCHLUMBERGER                   COM              806857108     3307    59761 SH       SOLE                    59761
SIMMONS FIRST NATIONAL         COM              828730200      301    11475 SH       SOLE                    11475
SUNOVIA ENERGY TECHNOLOGIES    COM              86770A104        1    12000 SH       SOLE                    12000
TARGET                         COM              87612E106     3928    79880 SH       SOLE                    79880
THERMO FISHER SCIENTIFIC       COM              883556102     4054    82645 SH       SOLE                    82645
TYSON FOODS                    COM              902494103     6449   393480 SH       SOLE                   393480
WAL-MART                       COM              931142103     4002    83250 SH       SOLE                    83250
WALT DISNEY                    COM              254687106     4281   135905 SH       SOLE                   135905
WRIGHT MEDICAL                 COM              98235t107     3514   211581 SH       SOLE                   211581
COLUMBIA MIDCAP INDEX FD-Z                      19765J608     1631   179259 SH       SOLE                   179259
FIRST EAGLE SOGEN GLOBAL-A                      32008F507      315     8001 SH       SOLE                     8001
FRANKLIN INCOME FUND CL A                       353496300       58    29301 SH       SOLE                    29301
VANGUARD 500 INDEX FUND-SIGN                    922908496      596     7607 SH       SOLE                     7607
VANGUARD INSTL INDEX-INST PL                    922040209      722     7657 SH       SOLE                     7657